Cover	Jul. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “Amendment”) is being filed to amend the Current Report on Form 8-K of Raphael Pharmaceutical Inc. (the “Company”) filed on July 7, 2022 (the “Original 8-K”). The Amendment (i) amends and restates certain information erroneously disclosed in the Original 8-K and (ii) provides the correct version of Exhibit 10.4 that was filed with the Original 8-K. The disclosure contained in Item 5.02 of the Original 8-K under the heading “Service Agreement with Chief Technology Officer” is hereby amended and restated by the disclosure contained in Item 5.02 of this Amendment and Exhibit 10.4 of the Original 8-K is superseded in its entirety by Exhibit 10.1 to this Amendment. All other information contained in the Original 8-K remains unchanged.
Document Period End Date	Jul. 07, 2022
Entity File Number	000-53002
Entity Registrant Name	RAPHAEL PHARMACEUTICAL INC.
Entity Central Index Key	0001415397
Entity Tax Identification Number	26-0204284
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4 Lui Paster
Entity Address, City or Town	Tel Aviv-Jaffa
Entity Address, Country	IL
Entity Address, Postal Zip Code	6803605
City Area Code	972
Local Phone Number	74 710 7171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RAPH
Entity Emerging Growth Company	false